Accrued Expenses and Other Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Accrued Liabilities [Line Items]
Payroll and welfare benefit	$ 25,692	$ 20,739
Other taxes and surcharges payable	37,375	31,553
Accrued unrecognized tax benefits and related interest and penalties (Note 16)	34,045	24,379
Amounts payable to employees	6,524	649
Amounts due to noncontrolling interests		5,728
Amounts payable to marketing agents	26,714
Refundable rental deposits	1,212
Accrued rental expenses	775	755
Others	10,955	5,503
Accrued expenses and other liabilities	$ 143,292	$ 89,306